Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Table) [Abstract]
Income tax expense

	Year Ended December 31
$ in millions	2010	2009	2008
Income Taxes on Continuing Operations
Currently payable
Federal income taxes	$394	$390	$704
Foreign income taxes	11	34	35

Total federal and foreign income taxes currently payable	405	424	739
Change in deferred federal and foreign income taxes	57	212	84

Total federal and foreign income taxes	$462	$636	$823

Income (loss) before taxes by domestic and foreign sources

	Year Ended December 31
$ in millions	2010	2009	2008
Domestic income	$2,319	$1,944	$1,739
Foreign income	47	126	102

Earnings from continuing operations before income taxes	$2,366	$2,070	$1,841

Income tax reconciliation

	Year Ended December 31
$ in millions	2010	2009	2008
Income tax expense on continuing operations at statutory rate	$828	$725	$644
Goodwill impairment			200
Manufacturing deduction	(33)	(18)	(17)
Research tax credit	(12)	(15)	(12)
Settlement of IRS appeals cases, net of additional uncertain tax position accruals	(298)	(77)	(33)
Other, net	(23)	21	41

Total federal and foreign income taxes	$462	$636	$823

Unrecognized tax benefit rollforward

	December 31
$ in millions	2010	2009	2008
Unrecognized tax benefits at beginning of the year	$429	$416	$488

Additions based on tax positions related to the current year	19	12	5
Additions for tax positions of prior years	4	61	15
Statute expiration			(9)
Settlements	(326)	(60)	(83)

Net change in unrecognized tax benefits	(303)	13	(72)

Unrecognized tax benefits at end of the year	$126	$429	$416

Components of deferred tax assets and liabilities

	December 31
$ in millions	2010	2009
Deferred Tax Assets
Retirement benefits	$1,337	$1,562
Provisions for accrued liabilities	708	719
Stock-based compensation	91	72
Other	24	69

Gross deferred tax assets	2,160	2,422

Less valuation allowance

Net deferred tax assets	2,160	2,422

Deferred Tax Liabilities
Goodwill amortization	603	528
Depreciation and amortization	264	324
Purchased intangibles	139	184
Contract accounting differences	14	8

Gross deferred tax liabilities	1,020	1,044

Total net deferred tax assets	$1,140	$1,378

Net deferred tax assets (liabilities)

	December 31
$ in millions	2010	2009
Net current deferred tax assets	$419	$275
Net non-current deferred tax assets	721	$1,103

Total net deferred tax assets	$1,140	$1,378